Common Stock (Details Narrative) (fuboTV Inc.) (10-K) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020	Jan. 09, 2019
Common stock, shares authorized	400,000,000	400,000,000	400,000,000	400,000,000
Common stock, shares outstanding	28,912,500	7,532,776	32,307,663
fuboTV Inc. [Member]
Common stock, shares authorized	22,612,225	18,000,000	22,612,225
Common stock, shares outstanding	2,157,367	2,076,317	2,162,187
Common stock, voting right description	Under the Plan, the Board of Directors may grant incentive stock options or nonqualified stock options. Incentive stock options may only be granted to employees. The exercise price of incentive stock options and nonqualified stock options will be no less than 100% of the fair value per share of the Company's common stock on the date of grant. If an individual owns capital stock representing more than 10% of the voting shares, the price of each share will be at least 110% of the fair value on the date of grant. Fair value is determined by the Board of Directors. Employee stock options generally vest 25% on the first anniversary of the grant date and then ratably over the next three years or ratably over 48 months. Nonemployee stock options generally vest ratably over a two-year period. Options expire after 10 years.
Repurchase of common stock	$ 0	$ 0
fuboTV Inc. [Member] | Holders [Member]
Common stock, voting right description	The holders of the Company's common stock are entitled to one vote per share.